Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Fees	Total Payments
Total	$ 458	$ 197	$ 655
West Virginia Coal [Member]
Total	$ 458	$ 197	$ 655